Distribution Date:	05/17/23	CCUBS Commercial Mortgage Trust 2017-C1
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2017-C1
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 310-9821
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12508GAQ9	2.288000%	10,150,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12508GAR7	3.312000%	118,871,000.00	15,386,867.01	35,695.37	42,467.75	0.00	0.00	78,163.12	15,351,171.64	35.95%	30.00%
A-SB	12508GAS5	3.462000%	15,396,000.00	14,079,175.84	270,616.12	40,618.42	0.00	0.00	311,234.54	13,808,559.72	35.95%	30.00%
A-3	12508GAT3	3.283000%	161,354,000.00	161,354,000.00	0.00	441,437.65	0.00	0.00	441,437.65	161,354,000.00	35.95%	30.00%
A-4	12508GAU0	3.544000%	181,951,000.00	181,951,000.00	0.00	537,361.95	0.00	0.00	537,361.95	181,951,000.00	35.95%	30.00%
A-S	12508GAX4	3.907000%	57,481,000.00	57,481,000.00	0.00	187,148.56	0.00	0.00	187,148.56	57,481,000.00	26.06%	21.75%
B	12508GAY2	4.159000%	29,612,000.00	29,612,000.00	0.00	102,630.26	0.00	0.00	102,630.26	29,612,000.00	20.97%	17.50%
C	12508GAZ9	4.431548%	33,095,000.00	33,095,000.00	0.00	122,218.39	0.00	0.00	122,218.39	33,095,000.00	15.28%	12.75%
D	12508GAA4	4.431548%	16,444,000.00	16,444,000.00	0.00	60,726.97	0.00	0.00	60,726.97	16,444,000.00	12.45%	10.39%
D-RR	12508GAC0	4.431548%	21,007,000.00	21,007,000.00	0.00	77,577.93	0.00	0.00	77,577.93	21,007,000.00	8.84%	7.38%
E-RR	12508GAE6	4.431548%	8,709,000.00	8,709,000.00	0.00	32,161.96	0.00	0.00	32,161.96	8,709,000.00	7.34%	6.13%
F-RR	12508GAG1	4.431548%	7,838,000.00	7,838,000.00	0.00	28,945.39	0.00	0.00	28,945.39	7,838,000.00	5.99%	5.00%
G-RR	12508GAJ5	4.431548%	8,710,000.00	8,710,000.00	0.00	32,165.65	0.00	0.00	32,165.65	8,710,000.00	4.49%	3.75%
NR-RR	12508GAL0	4.431548%	26,128,121.00	26,128,121.00	0.00	96,170.33	0.00	0.00	96,170.33	26,128,121.00	0.00%	0.00%
R	12508GAN6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			696,746,121.00	581,795,163.85	306,311.49	1,801,631.21	0.00	0.00	2,107,942.70	581,488,852.36

X-A	12508GAV8	1.013195%	487,722,000.00	372,771,042.85	0.00	314,741.42	0.00	0.00	314,741.42	372,464,731.36
X-B	12508GAW6	0.318020%	120,188,000.00	120,188,000.00	0.00	31,851.84	0.00	0.00	31,851.84	120,188,000.00
Notional SubTotal			607,910,000.00	492,959,042.85	0.00	346,593.26	0.00	0.00	346,593.26	492,652,731.36

Deal Distribution Total					306,311.49	2,148,224.47	0.00	0.00	2,454,535.96

· Denotes the Controlling Class (if required)

(1)                  Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2)                  Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12508GAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12508GAR7	129.44172262	0.30028661	0.35725913	0.00000000	0.00000000	0.00000000	0.00000000	0.65754574	129.14143601
A-SB	12508GAS5	914.46972201	17.57704079	2.63824500	0.00000000	0.00000000	0.00000000	0.00000000	20.21528579	896.89268122
A-3	12508GAT3	1,000.00000000	0.00000000	2.73583332	0.00000000	0.00000000	0.00000000	0.00000000	2.73583332	1,000.00000000
A-4	12508GAU0	1,000.00000000	0.00000000	2.95333332	0.00000000	0.00000000	0.00000000	0.00000000	2.95333332	1,000.00000000
A-S	12508GAX4	1,000.00000000	0.00000000	3.25583341	0.00000000	0.00000000	0.00000000	0.00000000	3.25583341	1,000.00000000
B	12508GAY2	1,000.00000000	0.00000000	3.46583345	0.00000000	0.00000000	0.00000000	0.00000000	3.46583345	1,000.00000000
C	12508GAZ9	1,000.00000000	0.00000000	3.69295634	0.00000000	0.00000000	0.00000000	0.00000000	3.69295634	1,000.00000000
D	12508GAA4	1,000.00000000	0.00000000	3.69295609	0.00000000	0.00000000	0.00000000	0.00000000	3.69295609	1,000.00000000
D-RR	12508GAC0	1,000.00000000	0.00000000	3.69295616	0.00000000	0.00000000	0.00000000	0.00000000	3.69295616	1,000.00000000
E-RR	12508GAE6	1,000.00000000	0.00000000	3.69295671	0.00000000	0.00000000	0.00000000	0.00000000	3.69295671	1,000.00000000
F-RR	12508GAG1	1,000.00000000	0.00000000	3.69295611	0.00000000	0.00000000	0.00000000	0.00000000	3.69295611	1,000.00000000
G-RR	12508GAJ5	1,000.00000000	0.00000000	3.69295637	0.00000000	0.00000000	0.00000000	0.00000000	3.69295637	1,000.00000000
NR-RR	12508GAL0	1,000.00000000	0.00000000	3.68072124	0.01223509	12.67126825	0.00000000	0.00000000	3.68072124	1,000.00000000
R	12508GAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12508GAV8	764.31049420	0.00000000	0.64532955	0.00000000	0.00000000	0.00000000	0.00000000	0.64532955	763.68244894
X-B	12508GAW6	1,000.00000000	0.00000000	0.26501681	0.00000000	0.00000000	0.00000000	0.00000000	0.26501681	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/23 - 04/30/23	30	0.00	42,467.75	0.00	42,467.75	0.00	0.00	0.00	42,467.75	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	40,618.42	0.00	40,618.42	0.00	0.00	0.00	40,618.42	0.00
A-3	04/01/23 - 04/30/23	30	0.00	441,437.65	0.00	441,437.65	0.00	0.00	0.00	441,437.65	0.00
A-4	04/01/23 - 04/30/23	30	0.00	537,361.95	0.00	537,361.95	0.00	0.00	0.00	537,361.95	0.00
X-A	04/01/23 - 04/30/23	30	0.00	314,741.42	0.00	314,741.42	0.00	0.00	0.00	314,741.42	0.00
X-B	04/01/23 - 04/30/23	30	0.00	31,851.84	0.00	31,851.84	0.00	0.00	0.00	31,851.84	0.00
A-S	04/01/23 - 04/30/23	30	0.00	187,148.56	0.00	187,148.56	0.00	0.00	0.00	187,148.56	0.00
B	04/01/23 - 04/30/23	30	0.00	102,630.26	0.00	102,630.26	0.00	0.00	0.00	102,630.26	0.00
C	04/01/23 - 04/30/23	30	0.00	122,218.39	0.00	122,218.39	0.00	0.00	0.00	122,218.39	0.00
D	04/01/23 - 04/30/23	30	0.00	60,726.97	0.00	60,726.97	0.00	0.00	0.00	60,726.97	0.00
D-RR	04/01/23 - 04/30/23	30	0.00	77,577.93	0.00	77,577.93	0.00	0.00	0.00	77,577.93	0.00
E-RR	04/01/23 - 04/30/23	30	0.00	32,161.96	0.00	32,161.96	0.00	0.00	0.00	32,161.96	0.00
F-RR	04/01/23 - 04/30/23	30	0.00	28,945.39	0.00	28,945.39	0.00	0.00	0.00	28,945.39	0.00
G-RR	04/01/23 - 04/30/23	30	0.00	32,165.65	0.00	32,165.65	0.00	0.00	0.00	32,165.65	0.00
NR-RR	04/01/23 - 04/30/23	30	329,539.78	96,490.01	0.00	96,490.01	319.68	0.00	0.00	96,170.33	331,076.43
Totals			329,539.78	2,148,544.15	0.00	2,148,544.15	319.68	0.00	0.00	2,148,224.47	331,076.43

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,454,535.96
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,162,105.50	Master Servicing Fee	6,938.90
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,698.00
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	242.41
ARD Interest	0.00	Operating Advisor Fee	1,404.29
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	276.35
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,162,105.50	Total Fees	13,559.96

Principal		Expenses/Reimbursements
Scheduled Principal	306,311.49	Reimbursement for Interest on Advances	33,483.19
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(34,070.80)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	907.29
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	306,311.49	Total Expenses/Reimbursements	319.68

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,148,224.47
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	306,311.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,454,535.96
Total Funds Collected	2,468,416.99	Total Funds Distributed	2,468,415.60

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	581,795,164.25	581,795,164.25	Beginning Certificate Balance	581,795,163.85
(-) Scheduled Principal Collections	306,311.49	306,311.49	(-) Principal Distributions	306,311.49
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	581,488,852.76	581,488,852.76	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	581,836,963.81	581,836,963.81	Ending Certificate Balance	581,488,852.36
Ending Actual Collateral Balance	581,499,142.19	581,499,142.19

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.40)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.43%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	7	22,109,621.45	3.80%	53	4.8734	2.334566	1.40 or less	8	175,599,474.38	30.20%	45	4.5843	1.005954
5,000,001 to 10,000,000	7	52,020,419.21	8.95%	53	4.3877	2.000632	1.41 to 1.50	3	22,129,653.94	3.81%	53	4.5306	1.458154
10,000,001 to 15,000,000	5	62,887,896.73	10.81%	54	4.5448	1.849197	1.51 to 1.60	3	30,411,780.13	5.23%	54	4.6392	1.566864
15,000,001 to 20,000,000	3	51,564,802.04	8.87%	51	4.1559	1.755450	1.61 to 1.70	2	23,679,316.67	4.07%	54	4.7570	1.681340
20,000,001 to 25,000,000	9	207,989,047.33	35.77%	47	4.5438	1.759437	1.71 to 1.80	3	53,864,171.93	9.26%	54	4.8673	1.720280
25,000,001 to 35,000,000	3	96,517,066.00	16.60%	52	4.2396	1.840522	1.81 to 1.90	1	14,447,705.05	2.48%	54	4.3590	1.880000
35,000,001 to 45,000,000	2	88,400,000.00	15.20%	54	4.5558	1.338326	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	8	141,123,666.00	24.27%	53	4.4748	2.161129
Totals	36	581,488,852.76	100.00%	51	4.4594	1.761676	2.26 to 2.50	5	88,705,000.00	15.25%	52	3.8134	2.343454
							2.51 or greater	3	31,528,084.66	5.42%	53	4.4146	3.023714
							Totals	36	581,488,852.76	100.00%	51	4.4594	1.761676
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	2,603,785.02	0.45%	53	4.4029	1.993851	Virginia	1	24,000,000.00	4.13%	51	4.5110	2.210000
Arizona	3	14,407,470.02	2.48%	54	4.6011	1.520528	Washington, DC	1	5,350,000.00	0.92%	54	4.4700	2.150000
California	5	37,937,867.35	6.52%	53	4.4817	2.015603	West Virginia	1	1,876,009.27	0.32%	54	4.3690	2.220000
Cayman Islands	1	21,944,573.91	3.77%	(10)	5.4485	0.670000	Totals	93	581,488,852.76	100.00%	51	4.4594	1.761676
Colorado	2	11,984,992.30	2.06%	54	4.4910	2.337647
									Property Type³
Florida	3	5,087,980.45	0.87%	53	4.3969	2.175975
Georgia	5	4,006,047.02	0.69%	53	4.6100	1.020000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	20,867,210.17	3.59%	53	4.5180	1.949607		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	3,773,390.25	0.65%	54	4.3734	2.438748	Industrial	6	29,638,610.43	5.10%	54	4.3968	2.160787
Kansas	3	4,013,787.02	0.69%	53	4.4058	1.905283	Lodging	4	67,993,074.99	11.69%	31	4.8554	1.523728
Louisiana	2	3,988,876.80	0.69%	53	4.8335	1.469664	Mixed Use	9	145,175,392.47	24.97%	52	4.0645	1.945734
Maryland	1	32,617,066.00	5.61%	54	4.4500	2.040000	Multi-Family	16	102,679,316.68	17.66%	53	4.8218	1.563635
Michigan	4	28,427,656.94	4.89%	54	4.3962	2.074221	Office	26	124,120,403.84	21.35%	54	4.3762	1.489867
Minnesota	4	6,059,659.75	1.04%	53	4.3763	2.582544	Retail	32	111,882,054.31	19.24%	53	4.5075	2.045019
Nevada	2	40,480,202.62	6.96%	55	4.2703	2.270252	Totals	93	581,488,852.76	100.00%	51	4.4594	1.761676
New Jersey	4	57,287,769.78	9.85%	53	4.4193	1.243751
New York	19	166,739,146.40	28.67%	52	4.2094	1.630236
North Carolina	1	3,366,408.01	0.58%	54	5.0800	1.310000
Ohio	2	4,059,511.64	0.70%	54	4.9380	1.926247
Oklahoma	1	1,578,943.63	0.27%	53	4.4192	1.500000
Pennsylvania	2	45,159,885.58	7.77%	54	4.9292	1.723099
South Carolina	1	1,485,761.93	0.26%	53	4.3790	2.720000
Tennessee	1	3,998,552.93	0.69%	54	4.3690	2.220000
Texas	16	26,430,679.66	4.55%	53	4.5079	1.667375
Utah	1	1,955,618.27	0.34%	53	4.3790	2.720000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	3	50,100,000.00	8.62%	49	3.4460	2.489561	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	16	275,954,587.43	47.46%	54	4.3411	1.817152	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	11	218,055,754.53	37.50%	53	4.6979	1.631484	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	6	37,378,510.80	6.43%	16	5.3000	1.136002	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	581,488,852.76	100.00%	51	4.4594	1.761676	49 months or greater	36	581,488,852.76	100.00%	51	4.4594	1.761676
								Totals	36	581,488,852.76	100.00%	51	4.4594	1.761676
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	36	581,488,852.76	100.00%	51	4.4594	1.761676	Interest Only	20	396,051,600.00	68.11%	53	4.3656	1.887259
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	16	185,437,252.76	31.89%	46	4.6597	1.493461
	Totals	36	581,488,852.76	100.00%	51	4.4594	1.761676	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	581,488,852.76	100.00%	51	4.4594	1.761676
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	146,053,329.22	25.12%	53	4.5450	1.958944			No outstanding loans in this group
	12 months or less	28	412,797,650.12	70.99%	50	4.4209	1.732554
	13 months to 24 months	1	22,637,873.42	3.89%	53	4.6100	1.020000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	581,488,852.76	100.00%	51	4.4594	1.761676
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1B	30313494	Various Various		Various	Actual/360	4.369%	79,928.31	0.00	0.00	N/A	11/06/27	--	21,953,300.00	21,953,300.00	04/06/23
1A2B	30313495				Actual/360	4.369%	79,928.31	0.00	0.00	N/A	11/06/27	--	21,953,300.00	21,953,300.00	04/06/23
2A1A1	30313496	MU	New York	NY	Actual/360	3.430%	82,605.83	0.00	0.00	N/A	06/09/27	--	28,900,000.00	28,900,000.00	05/09/23
2A2A1	30313497				Actual/360	3.430%	53,450.83	0.00	0.00	N/A	06/09/27	--	18,700,000.00	18,700,000.00	05/09/23
3	30313498	OF	Brooklyn	NY	Actual/360	4.171%	154,327.00	0.00	0.00	N/A	11/01/27	--	44,400,000.00	44,400,000.00	04/01/23
4	30313499	MF	Eagleville	PA	Actual/360	4.944%	181,280.00	0.00	0.00	N/A	11/06/27	--	44,000,000.00	44,000,000.00	05/06/23
5	30313297	MF	New York	NY	Actual/360	4.712%	137,433.33	0.00	0.00	N/A	09/06/27	--	35,000,000.00	35,000,000.00	05/06/23
6A2	30313500	MU	Las Vegas	NV	Actual/360	4.250%	88,541.67	0.00	0.00	N/A	12/06/27	--	25,000,000.00	25,000,000.00	05/06/23
6A4	30313501				Actual/360	4.250%	35,416.67	0.00	0.00	N/A	12/06/27	--	10,000,000.00	10,000,000.00	05/06/23
7	30313502	OF	Lanham	MD	Actual/360	4.450%	121,140.83	50,123.55	0.00	N/A	11/06/27	--	32,667,189.55	32,617,066.00	05/06/23
10	30313504	MU	Morristown	NJ	Actual/360	4.355%	90,729.17	0.00	0.00	N/A	11/06/27	--	25,000,000.00	25,000,000.00	05/06/23
11	30313394	OF	Various	Various	Actual/360	4.610%	87,125.38	41,185.16	0.00	N/A	10/06/27	--	22,679,058.58	22,637,873.42	05/06/23
12	30299011	RT	Various	Various	Actual/360	4.379%	90,316.88	0.00	0.00	N/A	10/06/27	--	24,750,000.00	24,750,000.00	05/06/23
13	30313299	LO	Arlington	VA	Actual/360	4.511%	90,220.00	0.00	0.00	N/A	08/06/27	--	24,000,000.00	24,000,000.00	05/06/23
14	30313523	LO	Grand Cayman	CY	Actual/360	5.449%	99,799.58	35,695.31	0.00	N/A	07/06/22	07/06/25	21,980,269.22	21,944,573.91	05/01/23
15	30313506	MF	Various	NY	Actual/360	4.701%	81,288.13	0.00	0.00	N/A	11/06/27	--	20,750,000.00	20,750,000.00	05/06/23
17	30313416	LO	West Windsor	NJ	Actual/360	4.551%	67,486.32	24,263.30	0.00	N/A	07/06/27	--	17,794,679.72	17,770,416.42	05/06/23
19	30299170	RT	Naperville	IL	Actual/360	4.359%	52,579.93	27,154.79	0.00	N/A	11/06/27	--	14,474,859.84	14,447,705.05	05/06/23
20	30313509	MU	Los Angeles	CA	Actual/360	4.590%	57,828.20	24,099.31	0.00	N/A	11/06/27	--	15,118,484.93	15,094,385.62	05/06/23
21	30313510	RT	Sedona	AZ	Actual/360	4.600%	49,452.83	23,342.67	0.00	N/A	11/06/27	--	12,900,737.18	12,877,394.51	05/06/23
22	30313511	IN	Auburn Hills	MI	Actual/360	4.430%	49,837.50	0.00	0.00	N/A	11/06/27	--	13,500,000.00	13,500,000.00	05/06/23
23	30313512	RT	New York	NY	Actual/360	4.876%	48,760.00	0.00	0.00	N/A	11/06/27	--	12,000,000.00	12,000,000.00	10/06/20
24	30298989	RT	Various	Various	Actual/360	4.419%	35,592.20	18,060.48	0.00	N/A	10/06/27	--	9,664,789.70	9,646,729.22	05/06/23
25	30313414	MU	San Diego	CA	Actual/360	4.500%	37,793.27	15,408.69	0.00	N/A	10/06/27	--	10,078,205.86	10,062,797.17	05/03/23
26	30299174	RT	Grand Junction	CO	Actual/360	4.517%	36,698.19	0.00	0.00	N/A	11/06/27	--	9,750,000.00	9,750,000.00	05/06/23
27	30313513	RT	Santee	CA	Actual/360	4.300%	21,876.25	0.00	0.00	N/A	08/06/27	--	6,105,000.00	6,105,000.00	05/06/23
28	30313514	RT	Reno	NV	Actual/360	4.400%	20,131.80	10,289.43	0.00	N/A	10/06/27	--	5,490,492.05	5,480,202.62	04/06/23
29	30313515	RT	Battle Creek	MI	Actual/360	4.360%	20,697.10	7,960.95	0.00	N/A	09/06/27	--	5,696,448.32	5,688,487.37	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	30313516	RT	Washington	DC	Actual/360	4.470%	19,928.75	0.00	0.00	N/A	11/06/27	--	5,350,000.00	5,350,000.00	05/06/23
31	30313517	LO	Romeoville	IL	Actual/360	5.009%	17,888.19	7,368.28	0.00	N/A	09/06/27	--	4,285,452.94	4,278,084.66	05/06/23
32	30313518	OF	Santa Monica	CA	Actual/360	4.750%	16,558.19	7,437.59	0.00	N/A	10/06/27	--	4,183,122.15	4,175,684.56	05/06/23
33	30313519	RT	Durham	NC	Actual/360	5.080%	14,272.12	4,958.99	0.00	N/A	11/06/27	--	3,371,367.00	3,366,408.01	05/06/23
34	30299148	MF	Trotwood	OH	Actual/360	5.154%	12,601.63	4,878.50	0.00	N/A	11/06/27	--	2,934,195.17	2,929,316.67	05/06/23
35	30313520	RT	Baton Rouge	LA	Actual/360	5.102%	10,306.94	4,084.49	0.00	N/A	10/06/27	--	2,424,212.04	2,420,127.55	05/06/23
36	30313521	MU	Beverly Hills	CA	Actual/360	3.750%	7,812.50	0.00	0.00	N/A	06/06/27	--	2,500,000.00	2,500,000.00	05/06/23
37	30313522	MU	Brooklyn	NY	Actual/360	5.150%	10,471.67	0.00	0.00	N/A	10/06/27	--	2,440,000.00	2,440,000.00	05/06/23
Totals							2,162,105.50	306,311.49	0.00				581,795,164.25	581,488,852.76
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1B	19,302,601.00	0.00	--	--	--	0.00	0.00	79,836.83	79,836.83	0.00	0.00
1A2B	19,302,601.00	0.00	--	--	--	0.00	0.00	79,836.83	79,836.83	0.00	0.00
2A1A1	187,310,806.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2A1	187,310,806.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,383,683.76	0.00	--	--	--	0.00	0.00	154,142.00	154,142.00	0.00	0.00
4	3,809,568.85	961,358.54	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,207,726.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	15,039,488.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	15,039,488.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,974,654.54	1,793,896.37	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,149,711.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	23,892,869.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	25,636,218.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,436,995.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,931,263.92	0.00	--	--	11/07/22	0.00	0.00	0.00	0.00	0.00	0.00
15	1,493,592.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,112,831.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,945,076.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,583,862.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,443,281.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,339,830.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	03/03/23	0.00	0.00	48,106.70	1,514,578.93	1,115,227.85	0.00
24	4,606,669.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,325,105.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,082,500.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	643,364.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	565,523.61	0.00	--	--	--	0.00	0.00	30,089.51	30,089.51	0.00	0.00
29	832,164.77	174,918.62	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	546,091.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	908,660.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	506,926.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	314,286.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	370,072.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	268,888.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	646,590.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	197,647.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	553,461,449.76	2,930,173.53				0.00	0.00	392,011.87	1,858,484.10	1,115,227.85	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	1	21,944,573.91	0	0.00	0	0.00	4.459415%	4.431447%	51
04/17/23	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.459519%	4.431550%	52
03/17/23	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.459614%	4.431644%	53
02/17/23	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.459735%	4.431765%	54
01/18/23	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.459829%	4.431857%	55
12/16/22	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.459922%	4.431949%	56
11/18/22	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.460024%	4.432050%	57
10/17/22	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.460116%	4.432141%	58
09/16/22	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.465792%	4.437540%	57
08/17/22	1	33,000,000.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.459171%	4.430420%	55
07/15/22	1	33,000,000.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	20,500,000.00	4.459255%	4.430504%	56
06/17/22	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	2	25,000,000.00	4.483340%	4.454304%	55
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A1B	30313494	04/06/23	0	A	79,836.83	79,836.83	0.00	21,953,300.00
1A2B	30313495	04/06/23	0	A	79,836.83	79,836.83	0.00	21,953,300.00
3	30313498	04/01/23	0	B	154,142.00	154,142.00	0.00	44,400,000.00
23	30313512	10/06/20	30	6	48,106.70	1,514,578.93	1,302,784.16	12,000,000.00	06/10/20	3	08/12/22
28	30313514	04/06/23	0	B	30,089.51	30,089.51	0.00	5,490,492.05
Totals					392,011.87	1,858,484.10	1,302,784.16	105,797,092.05
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		21,944,574	21,944,574	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		559,544,279	547,544,279	12,000,000		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	581,488,853	569,488,853	0	0	12,000,000	0
Apr-23	581,795,164	547,814,895	21,980,269	0	12,000,000	0
Mar-23	582,076,307	570,076,307	0	0	12,000,000	0
Feb-23	582,428,407	570,428,407	0	0	12,000,000	0
Jan-23	582,707,020	570,707,020	0	0	12,000,000	0
Dec-22	582,984,520	570,984,520	0	0	12,000,000	0
Nov-22	583,285,049	571,285,049	0	0	12,000,000	0
Oct-22	583,560,241	571,560,241	0	0	12,000,000	0
Sep-22	600,708,545	588,708,545	0	0	12,000,000	0
Aug-22	633,974,403	566,724,255	33,000,000	0	34,250,149	0
Jul-22	634,239,198	589,239,198	33,000,000	0	12,000,000	0
Jun-22	655,003,161	643,003,161	0	0	12,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	30313523	21,944,573.91	21,944,573.91	160,300,000.00	09/16/22	3,620,514.03	0.67000	08/31/22	07/06/22	289
23	30313512	12,000,000.00	12,000,000.00	17,500,000.00	08/17/21	2.21	2.19000	--	11/06/27	I/O
Totals		33,944,573.91	33,944,573.91	177,800,000.00		3,620,516.24

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	30313523	LO	CY	07/01/22	4

5/3/2023 - Loan transferred to special servicing due to a maturity default. The Borrower requested a four year extension. After several rounds of negotiations, the Borrower and Lender agreed to terms to a three year extension. The extension closed in April 2023 and the loan is no longer in default. The loan will be returned to Master Servicing once post closing items have been completed.

23	30313512	RT	NY	06/10/20	3

5/5/23: Loan transferred to the Special Servicer 6/10/20 for payment default. The Loan is past due from the 6/6/20 payment on. The subject is a two-story commercial building that 100% leased to a Borrower-affiliated tenant, which rents out the property a s a ballroom, concert hall, and event space. Due to COVID 19, there was a moratorium on filing foreclosure actions in NY preventing the filing of a foreclosure complaint. The moratorium expired in January 2022 and Lender filed a foreclosure complaint on 2/01/22.Initial conference held 06/24/22. Court granted leave to file MSJ and scheduled matter for trial on 08/16/22 but the borrower filed for bankruptcy on August 12, 2022. We have been working through the BK process as to potential asset sale butt he borrower has not been sufficiently cooperative. Consequently, Lender planned to submit its own Plan to market / sell the property but the debtor has since informed us that a purchase offer has been made and that they plan to accept it subject to court approvals. If this sale were to close at the price indicated, the lender would be paid in full. We anticipate another Cash Collateral payment during May 2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30313504	0.00	4.35500%	0.00	4.35500%	10	04/27/21	04/06/21	05/28/21
10	30313504	0.00	4.35500%	0.00	4.35500%	10	05/28/21	04/06/21	04/27/21
13	30313299	24,000,000.00	4.51100%	24,000,000.00	4.51100%	8	05/19/20	06/05/20	06/08/20
13	30313299	0.00	4.51100%	0.00	4.51100%	8	06/08/20	06/05/20	05/19/20
14	30313523	0.00	5.44850%	0.00	5.44850%	8	04/26/23	04/26/23	05/08/23
17	30313416	18,000,000.00	4.55100%	18,000,000.00	4.55100%	8	05/20/20	06/05/20	05/28/20
17	30313416	0.00	4.55100%	0.00	4.55100%	8	05/28/20	06/05/20	05/20/20
21	30313510	13,639,914.59	4.60000%	13,639,914.59	4.60000%	8	06/08/20	06/05/20	06/11/20
21	30313510	0.00	4.60000%	0.00	4.60000%	8	06/11/20	05/06/20	06/08/20
31	30313517	4,516,301.53	5.00900%	4,516,301.53	5.00900%	8	06/02/20	06/06/20	06/04/20
31	30313517	0.00	5.00900%	0.00	5.00900%	8	06/04/20	06/06/20	06/02/20
Totals		60,156,216.12		60,156,216.12
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	0.00	0.00	907.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	(37,570.80)	0.00	0.00	0.00	0.00	0.00	(11.51)	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	33,494.70	0.00	0.00	0.00
Total	0.00	0.00	(34,070.80)	0.00	907.29	0.00	0.00	0.00	33,483.19	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			319.68

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27